Leases-Lessee - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Rent expense	¥ 1,565	¥ 1,122	¥ 1,227